Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

24.    COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements expiring through the fiscal year 2046.

Future minimum rental commitments for noncancelable leases at March 31, 2011 were as follows:

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2012	¥14,313	¥78,031
2013	7,320	64,992
2014	4,176	54,560
2015	2,907	49,446
2016	1,015	47,490
2017 and thereafter	1,333	354,793

Total minimum lease payments	31,064	¥649,312	(1)

Amount representing interest	(1,707)

Present value of minimum lease payments	¥29,357

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and will commence them after March 31, 2011. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

 Total rental expense for the fiscal years ended March 31, 2009, 2010 and 2011 was ¥110,433 million, ¥108,591 million and ¥109,471 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective on June 18, 2010, abolished the so-called "gray-zone interest." Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower's annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers and the lender complied with various notice and other requirements. Accordingly, MUFG's consumer finance subsidiaries and equity method investee offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers' claims for reimbursement of excess interest increased due to such decisions and other regulatory changes. At March 31, 2010 and 2011, the allowance for repayment of excess interest established by MUFG's consumer finance subsidiaries, which was included in Other liabilities, was ¥84,216 million and ¥136,906 million, respectively. In relation to the estimate of the allowance, see Note 1 "Change in Accounting Estimates" section for the details. The expenses recognized relating to the allowance are shown as provision for repayment of excess interest in the consolidated statements of operations. For the fiscal years ended March 31, 2009, 2010 and 2011, an MUFG's equity method investee had a negative impact of ¥15,829 million, ¥23,109 million and ¥96,399 million, respectively, on Equity in losses of equity method investees in the consolidated statements of operations. An increase in provision for repayment of excess interest at the MUFG's equity method investee was due to the increase in the number of borrowers' claims for reimbursement of excess interest, which was triggered by the application of the Corporate Reorganization Act of a peer company caused by the enforcement of the regulation against consumer finance companies in June 2010.

Litigation

The MUFG Group is involved in various litigation matters. Management, based upon their current knowledge and the results of consultation with counsel, makes appropriate levels of litigation reserve. Management believes that the amounts of the MUFG Group's liabilities, when ultimately determined, will not have a material adverse effect on the MUFG Group's financial position, results of operations or cash flows.